Deposits	12 Months Ended
Oct. 31, 2018
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Deposits

Note 10	Deposits(1)(2)

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2018 Total	2017 Total
Personal	$11,845	$100,926	$51,108	$163,879	$159,327
Business and government (7)	58,989	52,309	128,851	240,149	225,622
Bank	4,186	191	10,003	14,380	13,789
Secured borrowings (8)	–	–	42,607	42,607	40,968
	$75,020	$153,426	$232,569	$461,015	$439,706
Comprises:
Held at amortized cost				$453,498	$433,759
Designated at fair value				7,517	5,947
				$461,015	$439,706
Total deposits include:
Non-interest-bearing deposits
In domestic offices				$49,858	$50,810
In foreign offices				12,115	12,289
Interest-bearing deposits
In domestic offices				321,188	297,997
In foreign offices				77,854	78,610
				$461,015	$439,706

(1)	Includes deposits of $155.5 billion (2017: $145.6 billion) denominated in U.S. dollars and deposits of $24.3 billion (2017: $19.9 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $2,689 million (2017: $2,465 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)

Includes $190 million (2017: nil) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $1,600 million (2017: $1,625 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.